UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: _12/31/18

Item 1. Schedule of Investments.

FRANKLIN NEW YORK TAX-FREE TRUST

Statement of Investments, December 31, 2018 (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.2%
New York 99.2%
Allegany County GO, Public Improvement, Refunding, BAM Insured, 5.00%, 9/15/26	$1,245,000	$1,425,002
Brookhaven GO,
Suffolk County, Public Improvement, Raymond James and Associates, Series B, 3.00%, 1/15/27	3,290,000	3,343,364
Suffolk County, Public Improvement, Raymond James and Associates, Series B, 3.00%, 1/15/28	4,420,000	4,482,852
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Series A, Pre-Refunded, 5.00%, 5/01/20	8,345,000	8,437,713
City School District of the City of Buffalo Project, Series A, Pre-Refunded, 5.25%, 5/01/24	16,520,000	16,716,918
Grand Island CSD,
GO, Refunding, School District, 4.00%, 12/01/29	3,915,000	4,284,028
GO, School District, 4.00%, 12/01/30	3,650,000	3,969,630
Haverstraw-Stony Point CSD,
GO, Rockland and Orange Counties, School District, Refunding, 5.00%, 10/15/25	850,000	960,356
GO, Rockland and Orange Counties, School District, Refunding, AGMC Insured, 5.00%, 10/15/31	600,000	671,520
Long Island Power Authority Electric System Revenue, General, Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,469,400
Monroe County GO,
Public Improvement, Series A, Assured Guaranty, 4.50%, 6/01/20	2,855,000	2,886,605
Public Improvement, Series A, Assured Guaranty, 4.75%, 6/01/23	2,860,000	2,893,405
Monroe County IDA School Facility Revenue,
Rochester Schools Modernization Project, 5.00%, 5/01/26	5,000,000	5,607,750
Rochester Schools Modernization Project, 5.00%, 5/01/29	9,645,000	10,728,423
Rochester Schools Modernization Project, 5.00%, 5/01/29	1,175,000	1,352,578
Monroe County IDC Revenue,
University of Rochester Project, Series A, Pre-Refunded, 5.00%, 7/01/25.	5,445,000	6,181,436
University of Rochester Project, Series A, Pre-Refunded, 5.00%, 7/01/27.	6,220,000	7,061,255
MTA Dedicated Tax Fund Revenue, Capital Appreciation, Refunding, Series A, zero cpn., 11/15/32	70,000,000	43,324,400
MTA Revenue,
Transportation, Green Bonds, Climate Bond Certified, Capital Appreciation, Refunding, Series C,
Subseries C-2, zero cpn., 11/15/39	15,000,000	6,631,650
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%,
11/15/29	4,440,000	5,051,166
Transportation, Series A, AGMC Insured, 5.50%, 11/15/22	8,765,000	9,813,995
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	10,000,000	11,435,400
Transportation, Series B, NATL Insured, 5.25%, 11/15/20	11,250,000	11,933,437
Transportation, Series E, BAM Insured, Pre-Refunded, 5.00%, 11/15/27	8,900,000	10,198,777
Nassau County GO,
General Improvement, Series A, AGMC Insured, Pre-Refunded, 4.25%, 4/01/26	10,540,000	11,093,350
General Improvement, Series C, Pre-Refunded, 4.00%, 10/01/24	6,200,000	6,438,514
Multi-Modal, Series A, Pre-Refunded, 4.25%, 12/01/23	5,615,000	5,877,614
Multi-Modal, Series B, Pre-Refunded, 4.25%, 12/01/23	5,925,000	6,202,112
New York City GO,
Fiscal 2012, Series D, Subseries D-1, 5.00%, 10/01/24	5,000,000	5,394,300
Fiscal 2015, Refunding, Series A, 5.00%, 8/01/26	10,000,000	11,450,700
Fiscal 2016, Refunding, Series A, 5.00%, 8/01/26	9,000,000	10,535,220
Fiscal 2018, Series E, Subseries E-1, 5.25%, 3/01/31	5,000,000	6,064,650
Fiscal 2019, Series D, Subseries D-1, 5.00%, 12/01/35	5,015,000	5,892,775
New York City HDC, MFHR, Series C-1, 5.00%, 11/01/24	2,810,000	2,837,847
New York City IDAR, Pilot, Yankee Stadium Project, Capital Appreciation, Series A, Assured Guaranty, zero
cpn., 3/01/21	10,150,000	9,652,345

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2012, Refunding, Series EE, 5.00%, 6/15/28.	$8,000,000	$8,796,160
Second General Resolution, Fiscal 2014, Refunding, Series DD, 5.00%, 6/15/23.	6,000,000	6,814,740
Second General Resolution, Fiscal 2015, Refunding, Series DD, 5.00%, 6/15/29.	7,790,000	8,814,541
Second General Resolution, Fiscal 2015, Refunding, Series GG, 5.00%, 6/15/27	10,000,000	11,648,900
Second General Resolution, Fiscal 2018, Refunding, Series EE, 5.00%, 6/15/30.	5,000,000	5,820,600
Second General Resolution, Fiscal 2018, Refunding, Series FF, 5.00%, 6/15/34	5,000,000	5,871,450
Second General Resolution, Fiscal 2018, Series CC, Subseries CC-1, 4.00%, 6/15/37	5,000,000	5,159,250
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2012, Series S-1, Subseries S-1A, 5.00%, 7/15/26	9,020,000	9,671,244
Fiscal 2018, Refunding, Series S-1, 5.00%, 7/15/29	8,215,000	9,715,059
Fiscal 2019, Refunding, Series S-3, Subseries S-3A, 5.00%, 7/15/34	10,000,000	11,683,600
New York City Transitional Finance Authority Revenue,
Future Tax Secured, New York City Recovery, Fiscal 2003, Subseries 13, 5.00%, 11/01/22	6,800,000	7,571,868
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, Pre-Refunded, 5.00%,
5/01/22	10,000,000	10,109,400
Future Tax Secured, Subordinate, Fiscal 2011, Refunding, Series E, 4.50%, 11/01/19	10,000,000	10,228,100
Future Tax Secured, Subordinate, Fiscal 2012, Series E, Subseries E-1, 5.00%, 2/01/23	5,000,000	5,459,600
Future Tax Secured, Subordinate, Fiscal 2016, Series A, Subseries A-1, 5.00%, 8/01/28	5,000,000	5,783,300
Future Tax Secured, Subordinate, Fiscal 2018, Series B, Subseries B-1, 4.00%, 8/01/35	4,000,000	4,210,680
New York City Trust for Cultural Resources Revenue,
The Juilliard School, Refunding, Series A, 5.00%, 1/01/33	2,700,000	3,253,905
Lincoln Center for Performing Arts Inc., Refunding, Series A, 5.00%, 12/01/26	2,500,000	2,987,650
Whitney Museum of American Art, 5.00%, 7/01/21	8,000,000	8,496,080
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, Refunding, 5.00%,
11/15/25	2,250,000	2,644,718
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, Second Tranche,
5.25%, 10/01/35	5,000,000	6,072,850
New York State Dormitory Authority Revenues,
Memorial Sloan-Kettering Cancer Center, Series C, NATL Insured, 5.50%, 7/01/23	9,450,000	10,608,097
Non-State Supported Debt, Master Boces Program, Lease, Oneida Herkimer Madison, Refunding,
5.00%, 8/15/28	1,100,000	1,293,787
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Refunding, Series 1, 5.00%,
7/01/23	1,250,000	1,365,338
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A, 5.00%,
7/01/19	1,500,000	1,523,070
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A, 5.00%,
7/01/21	3,000,000	3,127,350
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.375%, 5/15/21	1,980,000	2,019,996
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.50%, 5/15/22	2,000,000	2,042,120
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.625%, 5/15/23	2,000,000	2,043,840
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.75%, 5/15/24	2,000,000	2,045,280
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Series 1, 4.00%, 1/15/21	13,510,000	13,797,493
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/33	12,000,000	14,003,280
Non-State Supported Debt, New York University, Series A, Pre-Refunded, 5.00%, 7/01/23	7,400,000	7,521,212
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/27	6,000,000	6,876,420

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FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/19	$5,000,000	$5,053,700
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/20	11,695,000	11,818,265
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/19	1,250,000	1,269,600
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/26	1,000,000	1,139,170
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 4.00%, 7/01/26	4,000,000	4,242,280
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, 5.00%,
10/01/24	345,000	373,169
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/19	4,000,000	4,096,520
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/23	6,425,000	7,148,840
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/23	860,000	904,144
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-
Refunded, 5.00%, 10/01/23	13,420,000	14,177,693
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, 5.00%,
10/01/24	160,000	163,549
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/24	4,840,000	4,958,968
Non-State Supported Debt, School Districts, Financing Program, Series A, Pre-Refunded, 5.00%,
10/01/24	6,710,000	7,286,053
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/29	1,000,000	1,182,700
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/33	1,000,000	1,176,830
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/22	1,250,000	1,349,538
Non-State Supported Debt, Upstate Community Colleges, Refunding, Series B, NATL Insured, 5.50%,
7/01/22	10,000,000	11,222,400
Non-State Supported Debt, Wyckoff Heights Medical Center, Refunding, 5.00%, 2/15/21	1,000,000	1,062,710
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL
Insured, 5.50%, 7/01/22	9,240,000	10,342,886
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/26	8,000,000	8,758,320
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, NATL
Insured, 5.50%, 5/15/21	7,000,000	7,595,630
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, NATL
Insured, 5.50%, 5/15/24	7,790,000	9,170,700
New York State Dormitory Authority Sales Tax Revenue,
Series A, 5.00%, 3/15/32	7,000,000	8,096,480
Series A, 5.00%, 3/15/33	5,000,000	5,877,650
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 2/15/25	5,000,000	5,720,750
General Purpose, Refunding, Series A, 4.00%, 2/15/33	10,000,000	10,597,000
General Purpose, Refunding, Series A, 5.25%, 3/15/37	7,000,000	8,316,700
General Purpose, Refunding, Series D, 5.00%, 2/15/27	10,000,000	11,876,300
Series A, 5.00%, 2/15/21	7,090,000	7,337,937
Series A, Pre-Refunded, 5.00%, 2/15/21	45,000	46,605

|3

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue, Revolving
Funds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF, Series B, 5.00%, 6/15/35	$5,000,000	$5,912,300
New York State GO, Series E, 3.25%, 12/15/26	10,520,000	10,842,859
New York State Local Government Assistance Corp. Revenue, senior lien, Refunding, Series B-C/D, 5.00%,
4/01/20	5,000,000	5,040,750
New York State Municipal Bond Bank Agency Revenue,
Series C, Sub-Series C1, Assured Guaranty, 5.00%, 2/15/20	5,705,000	5,899,997
Series C, Sub-Series C1, Assured Guaranty, 5.00%, 2/15/21	5,790,000	5,983,328
Series C, Sub-Series C1, Assured Guaranty, 5.00%, 2/15/22	4,615,000	4,767,018
New York State Thruway Authority General Revenue,
Refunding, Series K, 5.00%, 1/01/28	10,000,000	11,389,700
Refunding, Series K, 5.00%, 1/01/29	10,000,000	11,365,800
Refunding, Series L, 5.00%, 1/01/32	1,750,000	2,043,650
Series I, 5.00%, 1/01/25	5,000,000	5,405,050
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding,
5.00%, 4/01/20	5,000,000	5,122,150
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Series A, Pre-Refunded, 5.00%, 4/01/23	5,000,000	5,199,650
Series B, Pre-Refunded, 5.00%, 4/01/21.	5,000,000	5,041,500
New York State Thruway Authority State Personal Income Tax Revenue,
Transportation, Series A, 5.00%, 3/15/26	5,000,000	5,320,000
Transportation, Series A, Pre-Refunded, 5.00%, 3/15/21	6,000,000	6,040,380
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Service Contract, Refunding, Series A, Subseries A-2, 5.00%,
1/01/22	7,650,000	7,887,915
State Personal Income Tax, General Purpose, Refunding, Series A, 5.00%, 3/15/30	10,000,000	11,745,600
Niagara Falls Bridge Commission Toll Revenue, Bridge System, Series A, Assured Guaranty, 4.00%,
10/01/19	3,090,000	3,138,822
Niagara Falls Public Water Authority Water and Sewer System Revenue, Series A, BAM Insured, 5.00%,
7/15/29	7,060,000	7,805,607
Port Authority of New York and New Jersey Revenue,
Consolidated, Refunding, One Hundred Eighty-Fourth Series, 5.00%, 9/01/25	2,655,000	3,074,623
Consolidated, Refunding, One Hundred Eighty-Fourth Series, 5.00%, 9/01/28	3,250,000	3,724,338
Consolidated, Refunding, One Hundred Ninety-Fourth Series, 5.00%, 10/15/28	9,085,000	10,579,937
Consolidated, Refunding, Two Hundred Ninth Series, 5.00%, 7/15/34	15,000,000	17,675,550
Suffolk County EDC Revenue,
Catholic Health Services, Long Island Obligated Group Project, Pre-Refunded, 5.00%, 7/01/28	1,755,000	1,890,504
Catholic Health Services, Long Island Obligated Group Project, Refunding, 5.00%, 7/01/28	10,245,000	10,901,602
Suffolk County GO,
Public Improvement, Refunding, Series B, AGMC Insured, 4.00%, 10/15/30	6,310,000	6,735,862
Public Improvement, Refunding, Series B, AGMC Insured, 3.375%, 10/15/31	6,370,000	6,424,145
Refunding, AGMC Insured, 5.00%, 2/01/23	5,045,000	5,586,732
Refunding, Series A, 5.00%, 4/01/19	3,435,000	3,461,896
Refunding, Series A, 5.00%, 4/01/20	2,240,000	2,256,598
Suffolk County Water Authority Revenue, Water System, Series A, 3.25%, 6/01/43	17,100,000	16,000,641
Triborough Bridge and Tunnel Authority Revenue,
MTA Bridges and Tunnels, Capital Appreciation, Subordinate, Refunding, Series A, zero cpn.,
11/15/30	14,175,000	9,556,643
MTA Bridges and Tunnels, General, Series A, Pre-Refunded, 5.00%, 1/01/27	10,000,000	10,950,200
MTA Bridges and Tunnels, General, Series B-3, 5.00%, 11/15/34	3,480,000	3,999,668

|4

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
New York (continued)
Ulster County GO,
Public Improvement, Refunding, 5.00%, 11/15/24	$2,600,000	$2,819,232
Public Improvement, Refunding, 5.00%, 11/15/28	2,995,000	3,245,801
Utility Debt Securitization Authority Revenue, Restructuring, Refunding, Series A, 5.00%, 12/15/26	5,000,000	5,828,300
Yonkers GO, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/24	1,000,000	1,087,250
Total Municipal Bonds before Short Term Investments (Cost $884,237,007)		909,496,150

Short Term Investments (Cost $300,000) 0.0%†

Municipal Bonds 0.0%†
New York 0.0%†
[a] New York City Transitional Finance Authority Revenue, Future Tax Secured, Senior, Multi-Modal, Fiscal
2003, Refunding, Series A, Subseries A-4, SPA Toronto Dominion Bank, Daily VRDN and Put, 1.75%,
11/01/29	300,000	300,000
Total Investments (Cost $884,537,007) 99.2%		909,796,150
Other Assets, less Liabilities 0.8%		7,095,940
Net Assets 100.0%.		$916,892,090

See Abbreviations on page 7.

†Rounds to less than 0.1% of net assets.
aVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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FRANKLIN NEW YORK TAX-FREE TRUST

Notes to Statement of Investments (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

1. ORGANIZATION

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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FRANKLIN NEW YORK TAX-FREE TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At December 31, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
AGMC BAM CSD EDC GO HDC IDA IDAR IDC MFHR MTA NATL SPA SRF

Assured Guaranty Municipal Corp. Build America Mutual Assurance Co. Central School District Economic Development Corp. General Obligation Housing Development Corp. Industrial Development Authority/Agency Industrial Development Authority Revenue Industrial Development Corp.

Multi-Family Housing Revenue Metropolitan Transit Authority

National Public Financial Guarantee Corp. Standby Purchase Agreement State Revolving Fund

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|7

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

      Finance and Administration

Date  February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

      Finance and Administration

Date  February 26, 2019

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  February 26, 2019